Transactions with Related Parties - Summary of Management Fees and Commissions from Wholly-owned Subsidiaries (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Total	$ 15,151,822	$ 16,443,808
Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Total	194,960,271	385,073,104
Management Fees | Wholly-owned Subsidiaries
Related Party Transaction [Line Items]
Total	1,376,400	864,663
Commissions | Wholly-owned Subsidiaries
Related Party Transaction [Line Items]
Total	2,442,294	4,696,996
Blue Fin Pool | Management Fees | Wholly-owned Subsidiaries
Related Party Transaction [Line Items]
Total	210,141	337,700
Blue Fin Pool | Commissions | Wholly-owned Subsidiaries
Related Party Transaction [Line Items]
Total	419,969	492,845
Sea Lion Pool | Management Fees | Wholly-owned Subsidiaries
Related Party Transaction [Line Items]
Total	317,157	491,400
Sea Lion Pool | Commissions | Wholly-owned Subsidiaries
Related Party Transaction [Line Items]
Total	1,082,220	1,792,897
Dorado Pool | Management Fees | Wholly-owned Subsidiaries
Related Party Transaction [Line Items]
Total	54,300	7,438
Dorado Pool | Commissions | Wholly-owned Subsidiaries
Related Party Transaction [Line Items]
Total	374,875	439,568
SeaHorse Pool | Commissions | Wholly-owned Subsidiaries
Related Party Transaction [Line Items]
Total	15,974	17,075
Seadragon Pool | Management Fees | Wholly-owned Subsidiaries
Related Party Transaction [Line Items]
Total	794,802	28,125
Seadragon Pool | Commissions | Wholly-owned Subsidiaries
Related Party Transaction [Line Items]
Total	$ 549,256	$ 1,954,611